Significant accounting policies - Property and equipment (Details)	12 Months Ended
Aug. 31, 2024
Computer equipment
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rate	55.00%
Machinery and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rate	20.00%
Rolling stock
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rate	30.00%
Boat rental fleet
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of property, plant and equipment	15 years
Moulds
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of property, plant and equipment	25 years